Related Party Transactions (Details Textual) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Related Party Transaction [Line Items]
Cash compensation to officers				$ 192,000		$ 220,704	$ 454,549
Aggregate amount owing to officers and directors for fees and expenses	37,659	109,030	37,659	54,960	109,030		109,030	447,777
Loan payable, current								264,352
Interest expense		(2,044)	(2,091)	(4,067)	(4,073)	(3,947)	(8,020)	(7,521)
Director fees recognized				48,500		15,000	44,333
Valent Technologies, LLC
Related Party Transaction [Line Items]
Loan payable, current		272,372		276,439	272,372		272,372		278,530
Interest expense				26,439		3,947	22,372
Officer and Director | Accounts Payable
Related Party Transaction [Line Items]
Aggregate amount owing to officers and directors for fees and expenses		65,023			65,023		65,023
Officer and Director | Consulting Agreement
Related Party Transaction [Line Items]
Cash compensation to officers			265,000		215,000
Aggregate amount owing to officers and directors for fees and expenses	37,659		37,659	54,960
Director fees recognized			$ 48,500		$ 29,333